FINANCIAL INSTRUMENTS (Details) $ in Thousands, in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CLF ( )	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CLF ( )	Dec. 31, 2018 USD ($)
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 6,021,864	1,188,917	$ 5,913,040	1,329,653	$ 4,513,688
Financial liabilities, at fair value	7,641,425	1,458,106	7,001,457	1,475,667
Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	1,188,917		1,329,653
Hedging liabilities [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	39,660		134,275		$ 71,599
Financial liabilities, at fair value	39,586		134,242
Hedging assets [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	30,714		10,639
Financial assets, at fair value	30,714		10,639
Receivables due from related parties [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	6,274		17,526
Financial assets, at fair value	6,274		17,526
Other Financial Assets [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	2		2,005
Financial assets, at fair value	2		2,005
Financial liabilities at fair value through profit or loss [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	74		33
Financial liabilities, at fair value	74		33
Financial liabilities at amortized cost [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	6,824,202		6,733,957
Financial liabilities, at fair value	7,641,425		7,001,457
Financial liabilities at amortized cost [member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	3,519,027		3,502,090
Financial liabilities, at fair value	3,970,081		3,554,538
Financial liabilities at amortized cost [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	741,669		824,581
Financial liabilities, at fair value	770,551		874,584
Financial liabilities at amortized cost [member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	626,504		675,287
Financial liabilities, at fair value	626,504		675,287
Financial liabilities at amortized cost [member] | Payables to related parties [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	3,739		8,880
Financial liabilities, at fair value	3,739		8,880
Financial liabilities at amortized cost [member] | Bank borrowing denominated [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	532,591		122,441
Financial liabilities, at fair value	600,689		141,476
Financial liabilities at amortized cost [member] | Lease Liablities [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	211,755		271,025
Financial liabilities, at fair value	211,755		271,025
Financial assets at amortised cost, class [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	1,625,235		1,597,356
Financial assets, at fair value	1,625,235		1,597,356
Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	199,771		634,079
Financial assets, at fair value	199,771		634,079
Financial assets at fair value through profit or loss, category [member] | Mutual funds investment [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	199,742		633,958
Financial assets, at fair value	199,742		633,958
Financial assets at fair value through profit or loss, category [member] | Derivatives [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	29		121
Financial assets, at fair value	29		121
Loans and Accounts Receivables [member] | Time deposits [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	507,519		611,073
Financial assets, at fair value	507,519		611,073
Loans and Accounts Receivables [member] | Cash [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	357,453		314,981
Financial assets, at fair value	357,453		314,981
Loans and Accounts Receivables [member] | Cash and cash equivalents, Category [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	864,972		926,054
Financial assets, at fair value	864,972		926,054
Accounts Receivable (net) [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	753,987		651,771
Financial assets, at fair value	753,987		651,771
Accounts Receivable (net) [member] | Trade receivables [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	647,924		562,419
Financial assets, at fair value	647,924		562,419
Accounts Receivable (net) [member] | Lease receivables [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	135		1,112
Financial assets, at fair value	135		1,112
Accounts Receivable (net) [member] | Other receivables [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	105,928		88,240
Financial assets, at fair value	$ 105,928		$ 88,240